FRANKLIN TEMPLETON ETF TRUST

ONE FRANKLIN PARKWAY

SAN MATEO, CA 94403-1906

July 14, 2025

Filed Via EDGAR (CIK #0001655589)

Securities and Exchange Commission

100 F Street NE

Washington, D.C. 20549

Re:	Franklin Templeton ETF Trust (the “Registrant”)
File Nos. 333-208873 and 811-23124

Dear Sir/Madam:

Pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended (the “1933 Act”), please find transmitted herewith for filing via the EDGAR system Post-Effective Amendment Nos. 119/123 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A. The purpose of this Amendment is to register two new series of shares of the Registrant, designated as the Templeton International Insights ETF and Putnam International Stock ETF (the “Funds”).

The Registrant intends, prior to the effective date of the Amendment, to file a subsequent post-effective amendment, pursuant to Rule 485(b) under the 1933 Act, for the purposes of: (i) responding to any comments conveyed by the staff of the U.S. Securities and Exchange Commission on the Amendment; and (ii) updating and completing certain information contained in the prospectus and statement of additional information relating to the Funds.

As noted on the facing sheet, the Amendment relates only to the Funds, and the Amendment does not affect the prospectuses or statements of additional information of the Registrant’s other series.

Please direct any inquiries regarding this filing to J. Steven Feinour, Jr. at (215) 564-8000 or in his absence Miranda Sturgis (215) 564-8131, or the address shown above.

Sincerely,

Franklin Templeton ETF Trust

/s/ HARRIS GOLDBLAT

Harris Goldblat

Vice President and Secretary

HG:na